Deferred Flow-Through Share Premium (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure Of Deferred Flow Through Share Premium [Abstract]
Disclosure of detailed information about deferred flow-through share premium [Table Text Block]
Balance - September 1, 2018	$52,157
Increase relating to flow-through common shares issued	150,000
Decrease relating to CEE incurred	(154,676)

Balance - August 31, 2019	47,481
Increase relating to flow-through common shares issued	136,800
Decrease relating to CEE incurred	(47,481)

Balance - August 31, 2020	$136,800